Securities	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Securities
Securities

This table provides the major components of securities available for sale (“AFS”) and held to maturity (“HTM”) at amortized cost and estimated fair value at December 31, 2016 and December 31, 2015:

	December 31, 2016				December 31, 2015
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$3,744	$2	$(30)	$3,716	$6,649	$—	$(68)	$6,581
State and political subdivisions	5,545	19	(62)	5,502	10,625	159	(2)	10,782
Residential mortgage-backed securities	21,547	339	(255)	21,631	26,191	449	(201)	26,439
Corporate and other securities	10,003	—	(284)	9,719	9,404	71	(412)	9,063
Total securities available for sale	$40,839	$360	$(631)	$40,568	$52,869	$679	$(683)	$52,865
Held to maturity:
U.S. Government sponsored entities	$3,530	$—	$(128)	$3,402	$3,988	$—	$(87)	$3,901
State and political subdivisions	2,306	181	(1)	2,486	2,364	187	(1)	2,550
Residential mortgage-backed securities	4,799	98	(25)	4,872	6,232	141	(28)	6,345
Commercial mortgage-backed securities	3,796	—	(148)	3,648	3,902	—	(62)	3,840
Corporate and other securities	6,548	12	—	6,560	1,985	—	(14)	1,971
Total securities held to maturity	$20,979	$291	$(302)	$20,968	$18,471	$328	$(192)	$18,607

This table provides the remaining contractual maturities and yields of securities within the investment portfolios. The carrying value of securities at December 31, 2016 is distributed by contractual maturity. Mortgage-backed securities and other securities, which may have principal prepayment provisions, are distributed based on contractual maturity. Expected maturities will differ materially from contractual maturities as a result of early prepayments and calls.

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$—	—%	$3,716	1.61%	$—	—%	$—	—%	$3,716	1.61%
State and political subdivisions	—	—%	769	3.12	1,306	3.05	3,427	2.73	5,502	2.86
Residential mortgage-backed securities	11	4.16%	526	2.25	4,641	2.23	16,453	2.93	21,631	2.77
Corporate and other securities	2,402	1.72%	112	1.65	4,443	1.72	2,762	3.71	9,719	2.29
Total securities available for sale	$2,413	1.73%	$5,123	1.90%	$10,390	2.11%	$22,642	3.00%	$40,568	2.56%
Held to maturity at cost:
U.S. Government sponsored entities	$—	—%	$—	—%	$—	—%	$3,530	1.97%	$3,530	1.97%
State and political subdivisions	213	1.00	—	—%	492	5.07%	1,601	4.64	2,306	4.39
Residential mortgage-backed securities	17	3.56	34	5.00	753	2.80	3,995	2.87	4,799	2.88
Commercial mortgage-backed securities	—	—%	—	—%	—	—%	3,796	2.76	3,796	2.76
Corporate and other securities	—	—%	—	—%	4,535	5.72	2,013	8.80	6,548	6.67
Total securities held to maturity	$230	1.19%	$34	5.00%	$5,780	5.28%	$14,935	3.62%	$20,979	4.05%

The fair value of securities with unrealized losses by length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2016 and December 31, 2015 are as follows:

	December 31, 2016
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	1	$1,962	$(30)	$—	$—	$1,962	$(30)
State and political subdivisions	4	3,833	(62)	—	—	3,833	(62)
Residential mortgage-backed securities	13	7,813	(139)	2,983	(116)	10,796	(255)
Corporate and other securities	6	822	(67)	5,376	(217)	6,198	(284)
Total temporarily impaired securities	24	$14,430	$(298)	$8,359	$(333)	$22,789	$(631)
Held to maturity:
U.S. Government sponsored entities	2	$3,402	$(128)	$—	$—	$3,402	$(128)
State and political subdivisions	1	212	(1)	—	—	212	(1)
Residential mortgage-backed securities	2	776	(15)	441	(10)	1,217	(25)
Commercial mortgage-backed securities	2	3,648	(148)	—	—	3,648	(148)
Total temporarily impaired securities	7	$8,038	$(292)	$441	$(10)	$8,479	$(302)

	December 31, 2015
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	9	$4,165	$(12)	$2,416	$(56)	$6,581	$(68)
State and political subdivisions	3	1,584	(2)	—	—	1,584	(2)
Residential mortgage-backed securities	11	6,195	(36)	4,508	(165)	10,703	(201)
Corporate and other securities	11	4,730	(174)	3,756	(238)	8,486	(412)
Total temporarily impaired securities	34	$16,674	$(224)	$10,680	$(459)	$27,354	$(683)
Held to maturity:
U.S. Government sponsored entities	2	$—	$—	$3,901	$(87)	$3,901	$(87)
State and political subdivisions	1	263	(1)	—	—	263	(1)
Residential mortgage-backed securities	3	—	—	1,853	(28)	1,853	(28)
Commercial mortgage-backed securities	2	3,840	(62)	—	—	3,840	(62)
Corporate and other securities	1	971	(14)	—	—	971	(14)
Total temporarily impaired securities	9	$5,074	$(77)	$5,754	$(115)	$10,828	$(192)

Unrealized Losses

The unrealized losses in each of the categories presented in the tables above are discussed in the paragraphs that follow:

U.S. government sponsored entities and state and political subdivision securities: The unrealized losses on investments in these types of securities were caused by the increase in interest rate spreads or the increase in interest rates at the long end of the Treasury curve. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the par value of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than temporarily impaired as of December 31, 2016.  There was no other-than-temporary impairment on these securities at December 31, 2015.

Residential and commercial mortgage-backed securities:  The unrealized losses on investments in mortgage-backed securities were caused by increases in interest rate spreads or the increase in interest rates at the long end of the Treasury curve.  The majority of contractual cash flows of these securities are guaranteed by the Federal National Mortgage Association (FNMA), the Government National Mortgage Association (GNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).  It is expected that the securities would not be settled at a price significantly less than the par value of the investment.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2016 or December 31, 2015.

Corporate and other securities: Included in this category are corporate debt securities, Community Reinvestment Act (“CRA”) investments, asset-backed securities, and one trust preferred security.  The unrealized losses on corporate debt securities were due to widening credit spreads or the increase in interest rates at the long end of the Treasury curve and the unrealized losses on CRA investments were caused by decreases in the market prices of the shares.  The Company evaluated the prospects of the issuers and forecasted a recovery period; and as a result determined it did not consider these investments to be other-than-temporarily impaired as of December 31, 2016 or December 31, 2015.  The unrealized loss on the trust preferred security was caused by an inactive trading market and changes in market credit spreads.  At December 31, 2016 and December 31, 2015, this category consisted of one single-issuer trust preferred security.  The contractual terms do not allow the security to be settled at a price less than the par value.  Because the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, which may be at maturity, the Company did not consider this security to be other-than-temporarily impaired as of December 31, 2016 or December 31, 2015.

Realized Gains and Losses

Gross realized gains and losses on securities for the past two years are detailed in the table below:

	For the years ended December 31,
(In thousands)	2016	2015
Available for sale:
Realized gains	$302	$28
Realized losses	(1)	—
Total securities available for sale	301	28
Held to maturity:
Realized gains	123	—
Realized losses	—	—
Total securities held to maturity	123	—
Net gains on sales of securities	$424	$28

The net realized gains are included in noninterest income in the Consolidated Statements of Income as net security gains.  For 2016 and 2015, gross realized gains on sales of securities amounted to $425 thousand and $28 thousand, respectively.  There were $1 thousand of gross realized losses in 2016, compared to no loss in 2015.

•
The net gains during 2016 are attributed to the sale of fifteen municipal securities with a total book value of $6.4 million and resulting gains of $112 thousand, the sale of two SBA securities with a book value of $2.5 million and resulting gains of $12 thousand, the sale of thirteen equity securities totaling $515 thousand in book value, resulting in pre-tax gains of approximately $177 thousand, and the sale of five corporate bonds with a total book value of $8.5 million and resulting gains of $124 thousand, partially offset by the sale of one SBA security with a book value of $753 thousand which resulted in a loss of $1 thousand.

•	The net gains during 2015 are attributed to the sale of one corporate bond security with a total book value of $500 thousand and resulting in a gain of $28 thousand.

Pledged Securities

Securities with a carrying value of $17.7 million and $18.5 million at December 31, 2016 and December 31, 2015, respectively, were pledged to secure Government deposits, secure other borrowings and for other purposes required or permitted by law.